Condensed Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021	Feb. 28, 2022	Feb. 28, 2021	May 31, 2021	May 31, 2020
Revenue
Sales		$ 258		$ 258	$ 1,758	$ 0
Digital Currency Mining	$ 27,193	0	$ 48,397
Cost Of Goods Sold	86,211	456	130,871	456	456	0
Gross Profit	(59,018)	(198)	(82,474)	(198)	1,302	0
Operating Expenses
Selling, General And Administrative	6,937	6,085	52,902	13,232	22,434	23,245
Total Operating Expenses	6,937	6,085	52,902	13,232	22,434	23,245
Operating Loss	(65,955)	(6,283)	(135,376)	(13,430)	(21,132)	(23,245)
Other (income) Expense
(gain) Loss On Change In Fair Value Of Derivative Liability	(141,175)	347,754	274,620	1,355,087	(1,184,178)	1,255,026
Impairment Loss On Digital Currency	(3,645)		(4,621)
Interest Expense	(42,803)	(5,013)	(72,402)	(15,099)	(20,152)	(31,580)
Total Other Income (expenses)	(187,623)	342,741	197,597	1,339,988	(1,164,026)	1,286,606
Net Income (loss)	$ (253,578)	$ 336,458	$ 62,221	$ 1,326,558	$ 1,142,894	$ (1,309,851)
Net Income (loss) Per Common Share:
Basic	$ (0.00)	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Diluted	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)	$ 0.00	$ 0.00
Weighted Average Number Of Common Shares Outstanding:
Basic	545,357,949	537,774,616	541,216,924	537,774,616	537,774,616	537,774,616
Diluted	618,391,270	664,198,747	614,250,245	664,198,747	545,415,172	537,774,616